Retirement Benefits (Benefit Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.57%	7.78%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.42%	5.32%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.65%	3.41%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.17%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.50%	2.37%
Expected long term return on assets, tax exempt accounts	7.50%	7.63%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.02%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.33%	2.39%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.68%	2.43%
Expected long term return on assets, tax exempt accounts	6.95%	7.00%
Expected long term return on assets, taxable accounts	4.42%	4.50%